Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current income tax
Current year	¥ 77,923	$ 10,862	¥ 66,493	¥ 61,374
Under provision in respect of prior years	151	21	27,837	27,406
Deferred tax
Movement in temporary differences	17,384	2,423	(14,837)	(41,147)
(Over)/under provision in respect of prior years	17,675	2,464	54,131	(103)
Withholding tax
Income tax expense recognized in profit or loss	15,665	2,184	14,872	11,535
Consolidated income tax expense reported in the statement of profit or loss	¥ 128,798	$ 17,954	¥ 148,496	¥ 59,065